Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
1.50%, 09/30/24	$2,025	$2,135,980
1.50%, 11/30/24	676	714,817
1.75%, 07/31/24	2,812	2,989,160
2.00%, 04/30/24	563	601,260
2.25%, 04/30/24	1,350	1,455,363
2.25%, 11/15/24	1,012	1,101,568
2.38%, 08/15/24	225	244,899
2.50%, 01/31/24	1,575	1,703,953
2.75%, 02/15/24	563	614,268

		11,561,268

Total U.S. Government Obligations — 98.6% (Cost: $11,296,643)		11,561,268

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(a)(b)	118	$118,000

Total Short-Term Investments — 1.0% (Cost: $118,000)		118,000

Total Investments in Securities — 99.6% (Cost: $11,414,643)		11,679,268

Other Assets, Less Liabilities — 0.4%		43,925

Net Assets — 100.0%		$11,723,193

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/25/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$118,000	(b)	$—	$—	$—	$118,000	118	$—	$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,561,268	$—	$11,561,268
Money Market Funds	118,000	—	—	118,000

	$118,000	$11,561,268	$—	$11,679,268

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